1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
Corey F. Rose corey.rose@dechert.com +1 202 261 3314 Direct

December 13, 2019

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	THE HARTFORD MUTUAL FUNDS, INC., FILE NOS. 333-02381/811-07589

Dear Sir or Madam:

Included herewith for filing on behalf of The Hartford Mutual Funds, Inc. (the “Company”), pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy, including exhibits, of Post-Effective Amendment No. 168 under the 1933 Act to the Company’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed in connection with changes to the name, principal investment strategy and principal risks of the Hartford Climate Opportunities Fund, a series of the Registrant, and changes to the principal investment strategy and principal risks of the Hartford Global Impact Fund, a series of the Registrant, which could be construed as material. With respect to the Hartford Climate Opportunities Fund, these changes took effect on November 8, 2019, and shareholders of the Fund were notified of the changes via supplements dated August 8, 2019 to each of the Fund’s prospectus and summary prospectus. With respect to the Hartford Global Impact Fund, these changes took effect on October 8, 2019, and shareholders of the Fund were notified of the changes via a supplement dated October 8, 2019 to the Fund’s prospectus, a restated summary prospectus dated October 8, 2019, and a supplement dated August 8, 2019 to the Fund’s prospectus and summary prospectus.

For administrative convenience, this filing includes other series of the Registrant with the same fiscal year-end, but the Registrant does not believe that the changes made in this Amendment related to those series are material. We therefore request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this Amendment receive selective review from the Commission and its staff (the “Staff”) limited to the changes relating to each Fund’s name, principal investment strategy, and principal risks, as applicable, because the additional disclosures set forth in this Amendment are “not substantially different” from the disclosures that the Registrant previously filed in Post-Effective Amendment No. 160 under the 1933 Act to the Company’s Registration Statement on Form N-1A dated February 28, 2019. The Company believes that no other area of the Amendment warrants particular attention. Selective review would serve to expedite the review process for the Registrant, as well as use the Staff’s time and resources more effectively.

Pursuant to Rule 485(a)(1), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective on February 28, 2020. No fee is required in connection with this filing. Please contact me at (202) 261-3314 or John V. O’Hanlon at (617) 728-7111 with any comments or questions concerning this Amendment. Thank you in advance for your consideration.

Sincerely,

/s/ Corey F. Rose

Corey F. Rose

cc:	John V. O’Hanlon